Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.8%)
*	Frontier Communications Parent Inc.	163,465	5,922
	Nexstar Media Group Inc. Class A	21,508	3,665
	New York Times Co. Class A	55,363	3,162
*	ZoomInfo Technologies Inc. Class A	200,077	1,911
	Warner Music Group Corp. Class A	55,606	1,464
	Iridium Communications Inc.	40,941	1,040
*	EchoStar Corp. Class A	45,454	806
			17,970
Consumer Discretionary (12.0%)
	Aramark	195,536	7,919
	Lithia Motors Inc. Class A	19,647	6,226
*	Skechers USA Inc. Class A	97,061	6,022
	Autoliv Inc.	52,733	5,422
*	GameStop Corp. Class A	167,939	5,005
*	Five Below Inc.	40,574	4,730
*	Mattel Inc.	248,491	4,706
*	Taylor Morrison Home Corp. Class A	76,323	4,295
	Somnigroup International Inc.	62,228	4,049
	Gap Inc.	164,113	3,661
	Lear Corp.	39,562	3,577
*	AutoNation Inc.	19,013	3,495
	PVH Corp.	41,034	3,437
	Service Corp. International	41,484	3,236
	Whirlpool Corp.	40,849	3,190
	Thor Industries Inc.	39,254	3,187
	Dick's Sporting Goods Inc.	17,084	3,064
	VF Corp.	244,240	3,043
*	Floor & Decor Holdings Inc. Class A	34,800	2,495
	Brunswick Corp.	48,668	2,464
	Macy's Inc.	204,778	2,435
*	Goodyear Tire & Rubber Co.	210,191	2,398
	Graham Holdings Co. Class B	2,486	2,373
	Penske Automotive Group Inc.	13,789	2,264
	Bath & Body Works Inc.	78,276	2,201
	Gentex Corp.	98,972	2,135
	Vail Resorts Inc.	12,978	2,079
*	Ollie's Bargain Outlet Holdings Inc.	18,531	2,065
	Harley-Davidson Inc.	84,522	2,046
*	Visteon Corp.	20,371	1,720
*	Capri Holdings Ltd.	86,968	1,576
	Marriott Vacations Worldwide Corp.	23,689	1,560
	Polaris Inc.	38,667	1,516
	Columbia Sportswear Co.	23,624	1,507
	Boyd Gaming Corp.	19,069	1,430
	KB Home	24,570	1,267
*	YETI Holdings Inc.	36,288	1,109
*	Cava Group Inc.	13,201	1,073
*	RH	5,557	1,006
*	Under Armour Inc. Class A	139,357	935
	Wendy's Co.	69,478	792
*	Under Armour Inc. Class C	94,378	595
			119,305
Consumer Staples (6.4%)
*	US Foods Holding Corp.	169,923	13,444
*	Performance Food Group Co.	115,222	10,319
	Albertsons Cos. Inc. Class A	299,137	6,650
*	BJ's Wholesale Club Holdings Inc.	51,638	5,846
	Ingredion Inc.	27,117	3,773
	Casey's General Stores Inc.	8,487	3,715
*	Darling Ingredients Inc.	117,311	3,656
*	BellRing Brands Inc.	51,094	3,216

		Shares	Market Value ($000)
*	Maplebear Inc.	64,461	2,944
	Flowers Foods Inc.	144,459	2,441
*	Post Holdings Inc.	14,848	1,642
*	Celsius Holdings Inc.	41,813	1,584
*	Boston Beer Co. Inc. Class A	6,346	1,459
*	Coty Inc. Class A	270,129	1,332
	Lancaster Colony Corp.	7,260	1,215
			63,236
Energy (4.3%)
*	Antero Resources Corp.	215,749	8,080
	Ovintiv Inc.	192,010	6,878
	HF Sinclair Corp.	117,961	4,262
	Chord Energy Corp.	45,088	4,058
	Range Resources Corp.	96,112	3,656
	NOV Inc.	280,885	3,371
	Antero Midstream Corp.	123,554	2,320
	Murphy Oil Corp.	101,117	2,116
	ChampionX Corp.	84,438	2,032
	Civitas Resources Inc.	65,492	1,793
	PBF Energy Inc. Class A	72,295	1,377
	Matador Resources Co.	30,812	1,325
	Weatherford International plc	27,939	1,218
			42,486
Financials (20.7%)
	Fidelity National Financial Inc.	191,740	10,502
	Unum Group	121,194	9,903
	Reinsurance Group of America Inc.	48,586	9,877
	Annaly Capital Management Inc.	426,584	8,084
	First Horizon Corp.	386,492	7,683
	Ally Financial Inc.	202,723	7,095
	Webster Financial Corp.	126,415	6,508
	Old Republic International Corp.	172,058	6,504
	SouthState Corp.	72,416	6,358
	Comerica Inc.	96,925	5,533
	Old National Bancorp	235,278	4,908
	Prosperity Bancshares Inc.	70,273	4,895
	Hanover Insurance Group Inc.	26,577	4,677
	Starwood Property Trust Inc.	236,248	4,666
	Essent Group Ltd.	77,457	4,492
	Carlyle Group Inc.	98,061	4,432
	First American Financial Corp.	75,974	4,240
	Cadence Bank	135,368	4,102
	Selective Insurance Group Inc.	44,849	3,948
	United Bankshares Inc.	105,299	3,805
	American Financial Group Inc.	29,831	3,698
	FNB Corp.	265,244	3,679
	Columbia Banking System Inc.	154,549	3,613
	Hancock Whitney Corp.	63,476	3,470
	Bank OZK	77,819	3,450
	Zions Bancorp NA	65,440	3,099
	Valley National Bancorp	350,326	3,076
	CNO Financial Group Inc.	74,952	2,845
	Kemper Corp.	44,304	2,823
	Wintrust Financial Corp.	23,542	2,811
	Associated Banc-Corp	120,915	2,802
	Jefferies Financial Group Inc.	56,442	2,743
*	Brighthouse Financial Inc.	43,244	2,586
	Flagstar Financial Inc.	223,512	2,575
	Synovus Financial Corp.	53,102	2,540
	MGIC Investment Corp.	95,291	2,520
	Commerce Bancshares Inc.	38,718	2,440
*	Texas Capital Bancshares Inc.	33,938	2,433
	Home BancShares Inc.	84,546	2,392
	SEI Investments Co.	27,730	2,364
	Western Union Co.	249,227	2,313
	Voya Financial Inc.	34,065	2,266
	Affiliated Managers Group Inc.	12,732	2,241
	UMB Financial Corp.	21,083	2,174
	Pinnacle Financial Partners Inc.	20,321	2,160

		Shares	Market Value ($000)
	Stifel Financial Corp.	21,854	2,059
	Janus Henderson Group plc	56,290	2,045
	Glacier Bancorp Inc.	46,003	1,908
	Cullen/Frost Bankers Inc.	14,214	1,805
	First Financial Bankshares Inc.	41,741	1,472
*	Euronet Worldwide Inc.	12,488	1,352
	FirstCash Holdings Inc.	10,340	1,323
*,1	WEX Inc.	7,725	1,027
	Federated Hermes Inc. Class B	22,415	946
	International Bancshares Corp.	11,447	717
			205,979
Health Care (6.5%)
*	BioMarin Pharmaceutical Inc.	140,570	8,163
*	Avantor Inc.	502,220	6,484
*	Jazz Pharmaceuticals plc	44,590	4,819
*	Tenet Healthcare Corp.	27,355	4,617
*	Illumina Inc.	56,079	4,612
*	Option Care Health Inc.	125,522	4,102
	Chemed Corp.	5,968	3,431
*	Bio-Rad Laboratories Inc. Class A	14,213	3,225
	Perrigo Co. plc	100,626	2,694
*	Penumbra Inc.	9,908	2,645
*	Repligen Corp.	22,290	2,632
	Encompass Health Corp.	21,550	2,605
	DENTSPLY SIRONA Inc.	146,616	2,343
*	Envista Holdings Corp.	127,002	2,320
*	Amedisys Inc.	24,156	2,272
	Bruker Corp.	44,077	1,617
*	Acadia Healthcare Co. Inc.	68,510	1,551
*	Cytokinetics Inc.	43,522	1,350
*	Haemonetics Corp.	15,563	1,054
*	LivaNova plc	23,630	1,022
*	Sotera Health Co.	60,939	746
			64,304
Industrials (16.8%)
	CNH Industrial NV	644,858	8,067
	Regal Rexnord Corp.	48,849	6,519
*	NEXTracker Inc. Class A	105,998	6,009
*	Middleby Corp.	39,677	5,798
	WESCO International Inc.	32,752	5,499
	Graco Inc.	63,516	5,377
	Knight-Swift Transportation Holdings Inc. Class A	119,409	5,292
*	Fluor Corp.	126,507	5,260
	AECOM	45,999	5,053
*	XPO Inc.	44,103	5,020
	Oshkosh Corp.	47,991	4,760
	Fortune Brands Innovations Inc.	91,627	4,618
	AGCO Corp.	45,697	4,478
	UFP Industries Inc.	44,790	4,370
	Watsco Inc.	9,762	4,330
*	FTI Consulting Inc.	26,054	4,277
	Science Applications International Corp.	36,054	4,166
*	GXO Logistics Inc.	88,138	3,626
	Landstar System Inc.	26,048	3,574
	Lincoln Electric Holdings Inc.	17,896	3,465
	Toro Co.	43,048	3,262
	Timken Co.	47,062	3,223
	Maximus Inc.	41,747	3,027
	Advanced Drainage Systems Inc.	27,075	2,977
	KBR Inc.	57,000	2,975
*	Core & Main Inc. Class A	53,306	2,922
	Crane Co.	16,864	2,891
	Sensata Technologies Holding plc	110,317	2,875
*	CACI International Inc. Class A	6,615	2,831
	MSC Industrial Direct Co. Inc. Class A	32,960	2,676
	Donaldson Co. Inc.	37,877	2,634
	ITT Inc.	17,411	2,621
	EnerSys	29,081	2,432
	Genpact Ltd.	55,705	2,398

		Shares	Market Value ($000)
	Watts Water Technologies Inc. Class A	9,891	2,395
	MSA Safety Inc.	14,476	2,359
*	Trex Co. Inc.	40,304	2,252
	Terex Corp.	48,975	2,204
	Ryder System Inc.	14,589	2,147
	Concentrix Corp.	34,167	1,912
	Insperity Inc.	26,087	1,688
	Simpson Manufacturing Co. Inc.	10,574	1,647
	GATX Corp.	9,961	1,586
	Hexcel Corp.	29,921	1,583
*	Avis Budget Group Inc.	12,441	1,515
	ManpowerGroup Inc.	34,619	1,452
	Flowserve Corp.	29,070	1,451
	Brink's Co.	16,095	1,321
	Valmont Industries Inc.	3,990	1,269
	Exponent Inc.	14,977	1,143
			167,226
Information Technology (8.1%)
*	Flex Ltd.	282,570	11,953
	TD SYNNEX Corp.	55,570	6,743
*	Arrow Electronics Inc.	38,481	4,555
	Littelfuse Inc.	18,303	3,753
	Entegris Inc.	53,505	3,678
*	Ciena Corp.	41,929	3,357
	Dolby Laboratories Inc. Class A	45,144	3,352
	Avnet Inc.	63,804	3,191
*	BILL Holdings Inc.	69,179	3,022
*	Kyndryl Holdings Inc.	75,518	2,948
	Universal Display Corp.	17,580	2,520
	MKS Inc.	29,287	2,407
*	Lattice Semiconductor Corp.	51,900	2,332
	Vontier Corp.	63,613	2,274
	Cognex Corp.	75,174	2,253
*	Dropbox Inc. Class A	62,261	1,797
*	ASGN Inc.	32,601	1,722
*	Synaptics Inc.	28,904	1,698
*	Silicon Laboratories Inc.	13,646	1,645
*	Qualys Inc.	11,335	1,571
*	Allegro MicroSystems Inc.	59,782	1,516
	Amkor Technology Inc.	83,679	1,508
*	Cirrus Logic Inc.	15,288	1,504
*	Onto Innovation Inc.	16,029	1,474
	Power Integrations Inc.	27,715	1,378
*	Lumentum Holdings Inc.	18,885	1,365
*	IPG Photonics Corp.	19,458	1,289
*	Novanta Inc.	10,333	1,279
	Crane NXT Co.	21,761	1,167
*	Blackbaud Inc.	14,309	890
			80,141
Materials (7.9%)
	Reliance Inc.	39,918	11,689
	United States Steel Corp.	166,082	8,939
	Crown Holdings Inc.	86,341	8,505
	Alcoa Corp.	190,558	5,101
	Royal Gold Inc.	26,676	4,752
	RPM International Inc.	40,777	4,642
	Commercial Metals Co.	83,820	3,905
	AptarGroup Inc.	23,051	3,651
	Sonoco Products Co.	72,474	3,300
	Silgan Holdings Inc.	59,865	3,297
	Graphic Packaging Holding Co.	135,074	3,001
	Avient Corp.	67,388	2,435
*	Axalta Coating Systems Ltd.	74,013	2,280
*	Cleveland-Cliffs Inc.	357,037	2,082
	NewMarket Corp.	3,147	2,027
	Westlake Corp.	24,682	1,753
	Ashland Inc.	34,801	1,723
	Olin Corp.	85,338	1,656
	Cabot Corp.	17,597	1,314

			Shares	Market Value ($000)
		Scotts Miracle-Gro Co.	20,030	1,193
		Greif Inc. Class A	19,066	1,060
				78,305
Real Estate (9.6%)
		WP Carey Inc.	161,419	10,131
		Rexford Industrial Realty Inc.	167,835	5,914
		NNN REIT Inc.	138,335	5,777
		American Homes 4 Rent Class A	145,069	5,491
		Gaming & Leisure Properties Inc.	115,360	5,387
		STAG Industrial Inc.	137,607	4,896
		Omega Healthcare Investors Inc.	124,727	4,615
		Equity LifeStyle Properties Inc.	70,460	4,479
		Healthcare Realty Trust Inc. Class A	261,389	3,790
*		Jones Lang LaSalle Inc.	16,447	3,663
		Agree Realty Corp.	46,577	3,507
		Cousins Properties Inc.	123,663	3,471
		EastGroup Properties Inc.	20,304	3,443
		CubeSmart	76,731	3,281
		EPR Properties	55,857	3,111
		Sabra Health Care REIT Inc.	174,502	3,050
		Lamar Advertising Co. Class A	23,999	2,893
		Brixmor Property Group Inc.	103,799	2,638
		Kilroy Realty Corp.	78,422	2,525
		Rayonier Inc.	103,647	2,456
		First Industrial Realty Trust Inc.	44,919	2,220
		PotlatchDeltic Corp.	52,882	2,080
		Kite Realty Group Trust	92,352	2,043
		Independence Realty Trust Inc.	67,995	1,264
		Vornado Realty Trust	33,066	1,246
		COPT Defense Properties	39,820	1,093
		Park Hotels & Resorts Inc.	77,661	805
				95,269
Utilities (5.8%)
		Essential Utilities Inc.	186,344	7,180
		OGE Energy Corp.	148,216	6,591
		UGI Corp.	158,442	5,713
		National Fuel Gas Co.	66,790	5,513
		TXNM Energy Inc.	66,530	3,772
		Portland General Electric Co.	80,653	3,420
		New Jersey Resources Corp.	73,971	3,394
		Spire Inc.	43,035	3,240
		Southwest Gas Holdings Inc.	44,450	3,193
		ONE Gas Inc.	41,788	3,124
		Black Hills Corp.	52,823	3,088
		ALLETE Inc.	42,707	2,778
		IDACORP Inc.	23,182	2,757
		Northwestern Energy Group Inc.	45,234	2,503
		Ormat Technologies Inc.	23,313	1,733
				57,999
Total Common Stocks (Cost $952,889)				992,220
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund (Cost $387)	4.342%	3,875	387
Total Investments (99.9%) (Cost $953,276)				992,607
Other Assets and Liabilities—Net (0.1%)				917
Net Assets (100%)				993,524
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $266.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $276 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2025	4	1,202	(16)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
 The fund had no open total return swap contracts at May 31, 2025.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.